Aristotle Small/Mid Cap Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 91.4%	Shares	Value
Communication Services - 1.2%
TKO Group Holdings, Inc.	1,391	$ 280,022

Consumer Discretionary - 6.8%
Hilton Grand Vacations, Inc. (a)	3,852	201,729
KB Home	3,270	204,670
LKQ Corp.	6,276	165,247
Matthews International Corp. - Class A	6,360	171,211
Pool Corp.	410	88,109
Service Corp. International	2,846	216,182
Sonos, Inc. (a)	5,415	73,265
Valvoline, Inc. (a)	7,116	281,367
Wolverine World Wide, Inc.	13,900	229,767
		1,631,547

Consumer Staples - 3.3%
BJ's Wholesale Club Holdings, Inc. (a)	2,342	204,269
Herbalife Ltd. (a)	8,085	106,318
Interparfums, Inc.	2,129	238,150
J & J Snack Foods Corp.	1,324	97,248
Primo Brands Corp.	5,733	140,114
		786,099

Energy - 4.4%
Northern Oil & Gas, Inc.	3,360	60,984
Oceaneering International, Inc. (a)	4,480	181,529
Permian Resources Corp.	23,358	430,021
Range Resources Corp.	10,220	380,082
		1,052,616

Financials - 16.5%
Atlantic Union Bankshares Corp.	4,526	191,495
Baldwin Insurance Group, Inc. - Class A (a)	8,887	236,217
BankUnited, Inc.	8,627	417,978
Banner Corp.	2,244	149,091
Cohen & Steers, Inc.	2,571	195,756
Columbia Banking System, Inc.	6,147	197,011
Euronet Worldwide, Inc. (a)	2,782	203,615
First Interstate BancSystem, Inc. - Class A	5,410	208,610
National Bank Holdings Corp. - Class A	6,988	310,477
Old National Bancorp	6,668	172,701
Perella Weinberg Partners	17,334	276,651
Texas Capital Bancshares, Inc.	1,293	133,515
UMB Financial Corp.	2,711	387,022
United Community Banks, Inc. of Georgia	4,996	175,310
Voya Financial, Inc.	2,893	261,903
WesBanco, Inc.	6,551	255,686
WSFS Financial Corp.	1,980	151,925
		3,924,963

Health Care - 12.4%
Acadia Healthcare Co., Inc. (a)	5,879	173,607
Charles River Laboratories International, Inc. (a)	1,348	305,713

Chemed Corp.	689	320,895
Encompass Health Corp.	3,592	363,079
Envista Holdings Corp. (a)	4,278	112,725
Haemonetics Corp. (a)	4,687	351,525
HealthEquity, Inc. (a)	4,684	423,059
Merit Medical Systems, Inc. (a)	4,677	324,303
Pediatrix Medical Group, Inc. (a)	4,816	121,989
Perrigo Co. PLC	5,522	57,374
Prestige Consumer Healthcare, Inc. (a)	2,291	108,296
QuidelOrtho Corp. (a)	5,502	96,367
Supernus Pharmaceuticals, Inc. (a)	2,631	122,368
Teleflex, Inc.	690	87,464
		2,968,764

Industrials - 19.1%
AerCap Holdings NV	3,025	440,984
Albany International Corp. - Class A	3,211	239,220
Amentum Holdings, Inc. (a)	5,882	121,581
Casella Waste Systems, Inc. - Class A (a)	2,753	266,958
Dycom Industries, Inc. (a)	425	214,876
Flowserve Corp.	2,770	205,423
FTAI Aviation Ltd.	1,572	425,273
FTI Consulting, Inc. (a)	1,221	181,941
GXO Logistics, Inc. (a)	3,770	191,139
HEICO Corp. - Class A	555	143,140
Hexcel Corp.	3,253	325,495
Huron Consulting Group, Inc. (a)	2,789	251,456
IDEX Corp.	1,109	251,688
Jacobs Solutions, Inc.	1,510	190,260
KBR, Inc.	5,745	198,375
Knight-Swift Transportation Holdings, Inc.	5,265	409,986
Mercury Systems, Inc. (a)	2,455	300,320
WillScot Holdings Corp.	6,689	193,045
		4,551,160

Information Technology - 17.7%
ACI Worldwide, Inc. (a)	7,662	385,322
Advanced Energy Industries, Inc.	762	284,127
Belden, Inc.	2,792	334,789
Box, Inc. - Class A (a)	8,673	230,181
Dolby Laboratories, Inc. - Class A	2,474	130,083
Everforth, Inc. (a)	4,915	87,831
Gartner, Inc. (a)	508	65,847
Insight Enterprises, Inc. (a)	1,000	121,800
IPG Photonics Corp. (a)	1,267	148,644
Itron, Inc. (a)	4,028	348,543
Knowles Corp. (a)	2,571	106,645
Littelfuse, Inc.	1,097	499,497
MACOM Technology Solutions Holdings, Inc. (a)	1,590	604,788
Novanta, Inc. (a)	2,027	328,860
Rogers Corp. (a)	1,101	180,267
Teledyne Technologies, Inc. (a)	535	356,792
		4,214,016

Materials - 7.0%
Alamos Gold, Inc. - Class A	12,930	392,296
AptarGroup, Inc.	1,954	244,641
Axalta Coating Systems Ltd. (a)	4,962	169,800
James Hardie Industries PLC (a)	11,131	291,409

Scotts Miracle-Gro Co.	4,851		330,402
Silgan Holdings, Inc.	4,993		231,625
			1,660,173

Real Estate - 0.9%
Jones Lang LaSalle, Inc. (a)	702		217,585

Utilities - 2.1%
Essential Utilities, Inc.	1,353		51,834
IDACORP, Inc.	1,291		195,328
Pinnacle West Capital Corp.	1,502		160,714
UGI Corp.	2,846		98,301
			506,177
TOTAL COMMON STOCKS (Cost $17,884,241)			21,793,122

REAL ESTATE INVESTMENT TRUSTS - 5.0%	Shares		Value
Financials - 2.2%
HA Sustainable Infrastructure Capital, Inc.	13,200		515,460

Real Estate - 2.8%
Agree Realty Corp.	2,527		191,395
BXP, Inc.	1,233		81,760
Healthpeak Properties, Inc.	10,131		216,803
Safehold, Inc.	1,454		22,828
STAG Industrial, Inc.	4,293		163,392
			676,178
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $921,846)			1,191,638

EXCHANGE TRADED FUNDS - 1.6%	Shares		Value
iShares Core S&P Small-Cap ETF	1,305		193,545
iShares Russell 2000 ETF	632		189,884
TOTAL EXCHANGE TRADED FUNDS (Cost $354,695)			383,429

CLOSED-END FUNDS - 0.6%	Shares		Value
SLR Investment Corp.	10,983		135,860
TOTAL CLOSED-END FUNDS (Cost $161,999)			135,860

TOTAL INVESTMENTS - 98.6% (Cost $19,322,781)			23,504,049
Money Market Deposit Account - 1.6% (b)			379,125
Liabilities in Excess of Other Assets - (0.2)%		(0.00162)	(38,615)
TOTAL NET ASSETS - 100.0%			$ 23,844,559

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 21,793,122	$ –	$ –	$ 21,793,122
Real Estate Investment Trusts	1,191,638	–	–	1,191,638
Exchange Traded Funds	383,429	–	–	383,429
Closed-End Funds	135,860	–	–	135,860
Total Investments	$ 23,504,049	$ –	$ –	$ 23,504,049

Refer to the Schedule of Investments for further disaggregation of investment categories.